Document and Entity Information	Dec. 31, 2024
Prospectus [Line Items]
Registrant Name	EATON VANCE SPECIAL INVESTMENT TRUST
Registrant CIK	0000031266
SEC Form	485BPOS
Period end date	Dec. 31, 2024
Investment Company Type	N-1A
Amendment Flag	false